Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,837,500
Previously Paid Amount	0
Total Fee Amount	2,187.16
Total Offset Amount	0
Net Fee	$ 2,187.16
Offset Table N/A	N/A